PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Deferred Employee Benefits - Narrative (Details) - USD ($) $ in Millions		1 Months Ended		3 Months Ended		12 Months Ended			72 Months Ended
	Dec. 09, 2020	Feb. 28, 2016	Dec. 31, 2015	Sep. 30, 2020	Sep. 30, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Deferred employee benefits						$ 3,772	$ 4,656		$ 3,772
Belgium
Disclosure of defined benefit plans [line items]
Rates of return of insured plans on employer contributions (in percent)			3.25%
Rates of return of insured plans on employee contributions (in percent)			3.75%
Minimum guaranteed rate of return of insured plans (in percent)									1.75%
Provisions for social plans (non-current)
Disclosure of defined benefit plans [line items]
Deferred employee benefits						63	51		$ 63
Net periodic OPEB cost
Disclosure of defined benefit plans [line items]
Deferred employee benefits						1,184	1,432		1,184
Net periodic OPEB cost | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset							(3,024)
Gain on plan amendment and curtailment						(7)	(3)
Net periodic OPEB cost | Plan assets
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset							489
Net periodic OPEB cost | Canada | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset							0
Gain on plan amendment and curtailment						0	0
Net periodic OPEB cost | Canada | Plan assets
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset							0
Net periodic OPEB cost | ArcelorMittal USA LLC
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset	$ (3,243)
Collective labor agreement | Canada
Disclosure of defined benefit plans [line items]
Term of collective labor agreement		6 years		6 years	6 years
Fully funded pension plans | Canada
Disclosure of defined benefit plans [line items]
Deferred employee benefits						112			112
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Deferred employee benefits						2,334	3,000		2,334
Pension defined benefit plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset							(3,550)
Gain on plan amendment and curtailment						5
Pension defined benefit plans | Plan assets
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset							(2,842)
Gain on plan amendment and curtailment						(5)
Pension defined benefit plans | Canada
Disclosure of defined benefit plans [line items]
Deferred employee benefits						218	457		218
Pension defined benefit plans | Canada | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset							0
Gain on plan amendment and curtailment						4
Pension defined benefit plans | Canada | Plan assets
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset							0
Gain on plan amendment and curtailment						(4)
Pension defined benefit plans | Brazil
Disclosure of defined benefit plans [line items]
Deferred employee benefits						24	83		24
Gain on plan amendment and curtailment								$ 26
Pension defined benefit plans | Brazil | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset							0
Gain on plan amendment and curtailment						1		169
Pension defined benefit plans | Brazil | Plan assets
Disclosure of defined benefit plans [line items]
Decrease through disposals, net defined benefit asset							$ 0
Gain on plan amendment and curtailment						(1)		$ (143)
Spain | Provisions for social plans (non-current)
Disclosure of defined benefit plans [line items]
Deferred employee benefits						$ 55			$ 55